6. Investments (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Beginning Balances			$ 2,020,358	$ 1,261,649	$ 1,261,649	$ 400,000
Purchase of investments			0	572,250	1,085,975	861,649
Impairment of investment	$ 0	$ 506,000	310,000	506,000	505,766	0
Legal fees					0	28,649
Ending Balances	1,710,358		1,710,358		2,020,358	1,261,649
Edyza [Member]
Beginning Balances			1,710,358	812,883	812,883	400,000
Impairment of investment					0
Legal fees					0	12,883
Ending Balances	$ 1,710,358		1,710,358		1,710,358	812,883
Edyza [Member] | Stock Purchase and Option Agreement [Member]
Purchase of investments					897,475	400,000
Total Grow Holdings Cost [Member]
Beginning Balances			$ 310,000	$ 448,766	448,766	0
Impairment of investment					(505,766)
Legal fees					0	15,766
Ending Balances					310,000	448,766
Total Grow Holdings Cost [Member] | Initial Purchase of Membership Interest [Member]
Purchase of investments					$ 367,000	125,000
Total Grow Holdings Cost [Member] | Additional Membership Interest [Member]
Purchase of investments						150,000
Total Grow Holdings Cost [Member] | Additional Membership Interest with Second Option [Member]
Purchase of investments						$ 158,000